Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 55,851,858	$ 28,949,873	$ 49,097,436
Expenses/ (income)
Voyage expenses	2,692,965	610,292	762,229
(Gain)/ loss on inventories (Note 12)	(48,630)	101,756
Gain on inventories, related parties (Notes 3 and 12)	(256,970)
Operating lease expenses (Note 8)	6,466,671	9,867,091	8,077,834
Operating lease expenses, related party (Notes 3 and 8)	7,824,362
Voyage and charter-in expenses (Note 8)	18,869,082	1,320,063	10,505,532
Voyage-in expenses, related party (Notes 3 and 8)	5,905,714
General and administrative expenses (Note 20)	19,259,585	12,899,599	10,099,716
Gain on disposal of subsidiary (Note 1)	(61,130)
Amortization of intangible asset (Note 14)	29,400	20,672
Depreciation (Note 4)	47,067	39,874	12,828
Total expenses, net	60,728,116	24,859,347	29,458,139
Operating (loss)/ income	(4,876,258)	4,090,526	19,639,297
Other income/(expenses)
Interest income, net	183,319	428,829	938,342
Interest income, related parties (Note 3)	5,060	77,308
Finance income/ (costs), net (Notes 9 and 11)	79,804	(1,832,995)	(1,368,613)
Finance costs, related party (Note 3 and 11)	0	(77,117)	(4,833)
Share of loss from joint venture (Note 15)	(227,221)	(859,400)
Other expenses (Note 14)	(3,917,767)
Other income, net		250,468
Foreign exchange gains/ (losses)	115,447	(164,168)	350,005
Other expenses, net	(3,761,358)	(2,177,075)	(85,099)
Net (loss)/ income from continuing operations	(8,637,616)	1,913,451	19,554,198
Net loss from discontinued operations	(13,923,516)
Net (loss)/ income	$ (22,561,132)	$ 1,913,451	$ 19,554,198
Net (loss)/ income from continuing operations per:
Net (loss)/ income from continuing operations per: common share, basic	$ (0.15)	$ 0.03	$ 0.34
Net (loss)/ income from continuing operations per: common share, diluted (Note 16)	(0.15)	0.03	0.34
Net loss from discontinued operations per:
Net loss from discontinued operations per: common share, basic (Note 16)	(0.24)
Net loss from discontinued operations per: common share, diluted (Note 16)	(0.24)
Net (loss)/ income per:
Common share, basic (Note 16)	(0.39)	0.03	0.34
Common share, diluted (Note 16)	$ (0.39)	$ 0.03	$ 0.34
Weighted-average shares outstanding
Common shares, basic	58,257,577	57,123,798	57,123,798
Common shares, diluted	58,257,577	57,123,798	57,123,798
Trade Revenues
Revenues
Total revenues	$ 4,422,106	$ 3,334,142	$ 4,930,274
Trade Revenues Related Parties
Revenues
Total revenues	7,909,617	9,764,800	13,788,955
Voyage and Time Charter Revenues
Revenues
Total revenues	$ 43,520,135	15,180,700	21,968,679
Syndication Income Related Party
Revenues
Total revenues		$ 670,231	$ 8,409,528